AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 25.2%
Electronic Equipment, Instruments & Components – 2.7%
Fabrinet(a)	5,365	$1,014,092
Novanta, Inc.(a)	3,418	597,364

		1,611,456

IT Services – 0.6%
Fastly, Inc. - Class A(a)	26,974	349,853

Semiconductors & Semiconductor Equipment – 5.7%
Astera Labs, Inc.(a)	322	23,889
Lattice Semiconductor Corp.(a)	5,993	468,832
MACOM Technology Solutions Holdings, Inc.(a)	11,657	1,114,876
Onto Innovation, Inc.(a)	6,220	1,126,318
Universal Display Corp.	4,012	675,821

		3,409,736

Software – 11.2%
Altair Engineering, Inc. - Class A(a)	11,360	978,664
Braze, Inc. - Class A(a)	13,900	615,770
Clearwater Analytics Holdings, Inc. - Class A(a)	35,814	633,550
Five9, Inc.(a)	10,089	626,628
Freshworks, Inc. - Class A(a)	43,684	795,485
Klaviyo, Inc. - Class A(a)	16,184	412,368
Manhattan Associates, Inc.(a)	1,818	454,918
Monday.com Ltd.(a)	3,679	830,976
Smartsheet, Inc. - Class A(a)	8,590	330,715
SPS Commerce, Inc.(a)	5,793	1,071,126

		6,750,200

Technology Hardware, Storage & Peripherals – 5.0%
ACV Auctions, Inc. - Class A(a)	48,092	902,687
Super Micro Computer, Inc.(a) (b)	2,096	2,117,023

		3,019,710

		15,140,955

Health Care – 20.2%
Biotechnology – 12.7%
Akero Therapeutics, Inc.(a)	7,889	199,276
Apogee Therapeutics, Inc.(a)	3,270	217,292
Ascendis Pharma A/S (ADR)(a)	2,308	348,900
Blueprint Medicines Corp.(a)	5,733	543,832
Bridgebio Pharma, Inc.(a)	13,173	407,309
CG oncology, Inc.(a)	8,007	351,507
Cytokinetics, Inc.(a)	7,799	546,788
Disc Medicine, Inc.(a)	4,024	250,534
Halozyme Therapeutics, Inc.(a)	13,663	555,811
Insmed, Inc.(a)	14,870	403,423
Intellia Therapeutics, Inc.(a)	7,015	192,983

Company	Shares	U.S. $ Value

Kyverna Therapeutics, Inc.(a)	4,199	$104,303
Legend Biotech Corp. (ADR)(a)	5,020	281,572
MoonLake Immunotherapeutics(a)	4,570	229,551
Natera, Inc.(a)	10,749	983,104
Ultragenyx Pharmaceutical, Inc.(a)	5,209	243,208
Vaxcyte, Inc.(a)	8,499	580,567
Viking Therapeutics, Inc.(a)	7,573	620,986
Viridian Therapeutics, Inc.(a)	13,983	244,842
Xenon Pharmaceuticals, Inc.(a)	7,033	302,771

		7,608,559

Health Care Equipment & Supplies – 2.1%
AtriCure, Inc.(a)	17,267	525,262
iRhythm Technologies, Inc.(a)	6,104	708,064

		1,233,326

Health Care Providers & Services – 2.7%
BrightSpring Health Services, Inc.(a)	26,422	287,207
Inari Medical, Inc.(a)	10,890	522,502
PROCEPT BioRobotics Corp.(a)	16,892	834,803

		1,644,512

Life Sciences Tools & Services – 1.8%
Quanterix Corp.(a)	21,469	505,810
Repligen Corp.(a)	3,230	594,062

		1,099,872

Pharmaceuticals – 0.9%
Intra-Cellular Therapies, Inc.(a)	7,751	536,369

		12,122,638

Industrials – 16.7%
Aerospace & Defense – 2.6%
Curtiss-Wright Corp.	2,943	753,231
Leonardo DRS, Inc.(a)	35,155	776,574

		1,529,805

Building Products – 1.2%
AZEK Co., Inc. (The)(a)	14,636	735,020

Commercial Services & Supplies – 1.3%
Tetra Tech, Inc.	4,112	759,528

Construction & Engineering – 2.6%
Comfort Systems USA, Inc.	3,691	1,172,668
Construction Partners, Inc. - Class A(a)	7,383	414,555

		1,587,223

Electrical Equipment – 1.7%
NEXTracker, Inc. - Class A(a) (b)	18,386	1,034,580

Company	Shares	U.S. $ Value

Ground Transportation – 1.1%
ArcBest Corp.	4,501	$641,392

Machinery – 4.0%
Esab Corp.	6,199	685,424
ITT, Inc.	5,338	726,128
SPX Technologies, Inc.(a)	8,001	985,163

		2,396,715

Professional Services – 1.0%
FTI Consulting, Inc.(a)	2,789	586,499

Trading Companies & Distributors – 1.2%
SiteOne Landscape Supply, Inc.(a)	4,160	726,128

		9,996,890

Consumer Discretionary – 16.0%
Automobile Components – 1.2%
Modine Manufacturing Co.(a)	7,547	718,399

Broadline Retail – 0.7%
Savers Value Village, Inc.(a)	22,388	431,641

Diversified Consumer Services – 1.6%
Duolingo, Inc.(a)	4,258	939,230

Hotels, Restaurants & Leisure – 3.3%
Cava Group, Inc.(a)	9,789	685,719
Texas Roadhouse, Inc.	4,523	698,668
Wingstop, Inc.	1,650	604,560

		1,988,947

Household Durables – 3.8%
Meritage Homes Corp.	3,846	674,819
SharkNinja, Inc.	13,442	837,302
Skyline Champion Corp.(a)	8,796	747,748

		2,259,869

Specialty Retail – 4.7%
Boot Barn Holdings, Inc.(a)	8,108	771,476
Five Below, Inc.(a)	3,098	561,915
Lithia Motors, Inc.	2,243	674,829
Wayfair, Inc. - Class A(a) (b)	11,977	812,999

		2,821,219

Textiles, Apparel & Luxury Goods – 0.7%
Amer Sports, Inc.(a)	26,928	438,926

		9,598,231

Financials – 7.2%
Capital Markets – 3.1%
Houlihan Lokey, Inc.	4,943	633,643
StepStone Group, Inc. - Class A	14,831	530,060
Stifel Financial Corp.	8,939	698,762

		1,862,465

Company	Shares	U.S. $ Value

Financial Services – 1.9%
Flywire Corp.(a)	23,015	$571,002
Shift4 Payments, Inc. - Class A(a) (b)	8,353	551,883

		1,122,885

Insurance – 2.2%
Kinsale Capital Group, Inc.	1,347	706,825
RLI Corp.	4,416	655,643

		1,362,468

		4,347,818

Energy – 5.5%
Energy Equipment & Services – 2.6%
ChampionX Corp.	25,059	899,367
TechnipFMC PLC	26,187	657,556

		1,556,923

Oil, Gas & Consumable Fuels – 2.9%
Gulfport Energy Corp.(a)	2,917	467,070
Matador Resources Co.	2,717	181,414
Permian Resources Corp.	44,686	789,155
Southwestern Energy Co.(a)	41,263	312,773

		1,750,412

		3,307,335

Consumer Staples – 5.0%
Consumer Staples Distribution & Retail – 2.5%
Chefs’ Warehouse, Inc. (The)(a)	21,664	815,866
Grocery Outlet Holding Corp.(a)	23,041	663,120

		1,478,986

Food Products – 1.2%
Freshpet, Inc.(a)	6,327	733,046

Personal Care Products – 1.3%
BellRing Brands, Inc.(a)	13,250	782,148

		2,994,180

Materials – 2.3%
Chemicals – 1.1%
Element Solutions, Inc.	24,953	623,326

Construction Materials – 1.2%
Summit Materials, Inc. - Class A(a)	16,512	735,940

		1,359,266

Real Estate – 1.2%
Real Estate Management & Development – 1.2%
DigitalBridge Group, Inc.	36,440	702,199

Total Common Stocks (cost $45,297,147)		59,569,512

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $563,373)	563,373	$563,373

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $45,860,520)		60,132,885

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $554,023)	554,023	554,023

Total Investments – 101.2% (cost $46,414,543)(f)		60,686,908	(g)
Other assets less liabilities – (1.2)%		(720,405)

Net Assets – 100.0%		$59,966,503

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,637,525 and gross unrealized depreciation of investments was $(1,365,160), resulting in net unrealized appreciation of $14,272,365.

(g)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$59,569,512	$—	$—	$59,569,512
Short-Term Investments	563,373	—	—	563,373
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	554,023	—	—	554,023

Total Investments in Securities	60,686,908	—	—	60,686,908
Other Financial Instruments(b)	—	—	—	—

Total	$60,686,908	$—	$—	$60,686,908

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,031	$7,015	$7,483	$563	$10
Government Money Market Portfolio*	412	1,779	1,637	554	2
Total	$1,443	$8,794	$9,120	$1,117	$12

*	Investments of cash collateral for securities lending transactions.